Contract liabilities and deferred income - Schedule of Contract liabilities and deferred income (Parenthetical) (Detail) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Contract Liabilities And Deferred Income [Line Items]
Contract Liabilities		$ 30,189,000	$ 26,911,000
Deferred revenue and income, non-current	[1]	920,000	1,223,000
Membership subscription [Member]
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, non-current		751,000	781,000
Government grants [Member]
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, non-current		$ 169,000	$ 442,000

[1]	As of December 31, 2019 and 2020, the non-current portion consists of membership subscription of USD 781,000 and USD 751,000, and government grants of USD 442,000 and USD 169,000, respectively.